NET INCOME PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
NET INCOME PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
NET INCOME PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
16.	NET INCOME PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

The following table sets forth the computation of basic and diluted earnings per common share (in thousands, except share and per share amounts):

	Six Months Ended June 30,
	2022	2021
NET INCOME	$63,802	$42,269
Less:
Net income attributable to noncontrolling interest	375	141
Redeemable Preferred Stock dividend	38,552	34,426
NET INCOME ATTRIBUTABLE TO GRIFFEY GLOBAL HOLDINGS, INC.	$24,875	$7,702
Weighted-average common shares outstanding:
Basic	153,321,585	153,303,505
Effect of dilutive securities	19,131,263	792,841
Diluted	172,452,848	154,096,346
Net income per share attributable to Griffey Global Holdings, Inc. common stockholders:
Basic	$0.16	$0.05
Diluted	$0.14	$0.05

For the six month ending June 30, 2021 and 2022 there were no anti-dilutive shares.

19.  NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

The following table sets forth the computation of basic earnings per common share (in thousands, except share and per share amounts):

	December 31
	2021	2020
NET INCOME (LOSS)	117,397	$(37,375)
Less:
Net (loss) income attributable to noncontrolling interest	329	(182)
Redeemable Preferred Stock dividend	71,393	64,120
NET INCOME (LOSS) ATTRIBUTABLE TO GRIFFEY GLOBAL HOLDINGS, INC.	$45,675	$(101,313)
Weighted-average common shares outstanding:
Basic	153,305,176	153,303,498
Effect of dilutive securities	4,239,642	—
Diluted	157,544,818	153,303,498
Net income (loss) per share attributable to Griffey Global Holdings, Inc. common stockholders:
Basic	$0.30	$(0.66)
Diluted	$0.29	$(0.66)

As the Company had a net loss for the years ended December 31, 2020 the diluted net loss per share does not include 26,960,954 common stock options as their effect would have been anti-dilutive.